PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details)	12 Months Ended
	Dec. 31, 2023 BRL (R$) acesses	Dec. 31, 2022 BRL (R$)
Disclosure of other provisions [line items]
Provision for Universal Telecommunications Services Fund	R$ 5,575,026	R$ 5,103,037
Provision under Fund for Technological Development of Telecommunications	1,828,910	1,013,427
Provision for Telecommunications Inspection Fund	2,261,316	2,122,836
Payment of SMP burden loss	724,863
Collective consumerist and non-consumerist nature [Member]
Disclosure of other provisions [line items]
Civil proceedings of a non-consumer nature	R$ 764,581,000	802,363,000
Tax provisions [Member]
Disclosure of other provisions [line items]
Import duty (as a percent)	4.00%
Increased import duty (as a percent)	0.28
Possible losses – tax contingencies [Member]
Disclosure of other provisions [line items]
Increased import duty (as a percent)	0.11
Tax
Disclosure of other provisions [line items]
Other provision for probable losses	R$ 2,753,323,000	2,483,427,000
Federal	796,996,000	779,395,000
State	1,329,319,000	1,112,094,000
Municipal	48,917,000	42,686,000
FUST	578,091,000	549,252,000
Other provision for possible losses	36,963,009,000	33,472,824,000
Federal	3,534,240,000	3,042,010,000
State	23,130,420,000	21,712,030,000
Municipal	633,097,000	479,484,000
FUST, FUNTTEL and FISTEL	9,665,252,000	8,239,300,000
Regulatory
Disclosure of other provisions [line items]
Provisions	1,760,866,000	1,869,035,000
Possible losses provisions	6,765,178,000	5,844,624,000
Amount of fine imposed by ANATEL lawsuit	199,075
Interest and correction amount on fine imposed by ANATEL lawsuit	586,512	540,846
Construction of high capacity backhaul infrastructure for alternative plans	1
Increase of value on construction of high capacity backhaul infrastructure for alternative plans	1.4
Fine deals with coverage targets	R$ 127
Locations that received investment in a new type of technology | acesses	188
Fines under clarification embargoes	R$ 28,394
Percentage of charge on interconnection services	2.00%
Civil
Disclosure of other provisions [line items]
Provisions	R$ 1,226,995,000	1,192,900,000
Possible losses provisions	2,126,718,000	2,175,547,000
Daily fine in case of noncompliance	10,000
Civil | Quotas calculated on community telephone plans and expansion plans [Member]
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	157,960,000	145,874,000
Civil | Failure to provide services and products sold [Member]
Disclosure of other provisions [line items]
Relating to failure to supply services and/or products sold	304,454,000	244,663,000
Labor
Disclosure of other provisions [line items]
Provisions	693,712,000	540,190,000
Possible losses provisions	R$ 1,587,544,000	R$ 1,490,560,000